File Nos. 33-***** and 811-21260

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                         [X]

                        Pre-Effective Amendment No. ____                    [ ]
                        Post-Effective Amendment No. ____                   [ ]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [X]

                        Amendment No. _____                                 [ ]

                        (Check appropriate box or boxes)

                       CENTURY MANAGEMENT FAMILY OF FUNDS
                       ----------------------------------
                Exact Name of Registrant as Specified in Charter

            1301 Capital of Texas Highway B-228, Austin, Texas 78746
            --------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (512) 329-0050
                                 --------------
               Registrant's Telephone Number, including Area Code:

  Scott Van Den Berg, 1301 Capital of Texas Highway B-228, Austin, Texas 78746
  -----------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

               With copy to:  Reinaldo Pascual, Esq.,
                              Kilpatrick Stockton LLP
                              1100 Peachtree Street, Suite 2800
                              Atlanta, Georgia 30309


 Approximate Date of Proposed Public Offering:  As  soon   as   practicable
                                                after the Effective Date of
                                                this Registration Statement
                                                ---------------------------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                                     CENTURY
                                 MANAGEMENT FUND

           A NO-LOAD SERIES OF THE CENTURY MANAGEMENT FAMILY OF FUNDS





       TABLE OF CONTENTS
                                                         PROSPECTUS
The Fund's Investment Objective                       January __, 2003
and Strategy......................    2
Principal Risks of Investing
in the Fund.......................    4
Past Performance..................    5
Fees and Expenses of the Fund.....    6                  Managed By
Financial Highlights..............    6
Management and Administration.....    7         Van Den Berg Management, Inc.
Investing in the Fund.............    8           (d/b/a Century Management)
Purchasing Shares.................    9      1301 Capital of Texas Highway B-228
Redeeming Shares..................    10             Austin, Texas 78746
Additional Information About
Purchases and Redemptions.........    12
Distributions.....................    12
Federal Taxes.....................    12


     This Prospectus includes important information about the Century Management Fund (the "Fund"), a series of the Century Management Family of Funds (the "Trust") that you should know before investing. You should read the Prospectus and keep it for future reference. For questions or for Shareholder Services, please call (800)_________________.


________________________________________________________________________________

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
________________________________________________________________________________

                  The Fund's Investment Objective and Strategy

     The Fund's investment objective is long-term growth of capital. To meet its investment objective, the Fund primarily purchases equity securities of U.S. companies that the Fund's investment adviser, Van Den Berg Management, Inc. d/b/a Century Management (the "Adviser"), believes are undervalued. The Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Fund retains the flexibility to invest in fixed income securities (e.g., corporate and government bonds or money market instruments) when the Adviser believes they offer more attractive opportunities.

     Equity Securities. To select equity securities for the Fund's portfolio, the Adviser:

o Applies proprietary research models to determine a company's intrinsic value (see side box for a discussion of "intrinsic value");

o Compares the company's intrinsic value to the market prices of the company's securities; and

o Seeks to purchase equity securities of companies that appear to be bargains (i.e., securities that are trading at a significant discount to their intrinsic value).
                                           ___________________________________
                                           Intrinsic  value is a concept  that
                                           refers   to  what  a   company   is
                                           "really" worth. Investment advisers
                                           that use intrinsic  value (like the
                                           Adviser)  believe  that a company's
                                           real  value can be best  determined
                                           by  analyzing  business,  financial
                                           and other factors about the company
                                           and   its   market,   and   that  a
                                           company's  market price  gravitates
                                           toward  its  intrinsic  value  over
                                           time.  Accordingly,  if the  market
                                           price of the  company's  securities
                                           is     above     the      Adviser's
                                           determination   of  its   intrinsic
                                           value,  the Adviser  believes  that
                                           the market  price will,  over time,
                                           fall.  If the market price is below
                                           its  intrinsic   value,   then  the
                                           Adviser   believes  it  will,  over
                                           time, rise.
                                           ___________________________________

     In an effort to determine a company's intrinsic value, the Adviser analyzes various quantitative, qualitative, fundamental and other factors about a company and its business. Information considered may include, without limitation, a company's cash flows, earnings before interest, taxes, depreciation, and amortization (EBITDA), price-to-earnings ratios, and business plans. The Adviser also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company's business, financial, and market circumstances are always changing, the Adviser evaluates intrinsic value for companies in and out of its portfolio on a regular basis. The Fund generally sells securities when the Adviser believes that they are no longer a bargain, or that they are unlikely to benefit from current business, market and economic conditions. The Fund may also sell equity securities when the Adviser believes other opportunities are more attractive.

     The Fund typically invests in equity securities of U.S. companies, but may also invest in foreign companies. The Fund may invest in equity securities of companies of any size, and its equity securities are generally traded on a national securities exchange or over-the-counter. As a non-diversified investment company, the Fund has the flexibility to hold a small number of equity securities (e.g., as few as 12, even when fully invested).

     Fixed Income Securities. While income from debt securities (i.e., interest payments to be made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Fund, the Adviser's primary criteria for debt securities relates to their appreciation potential. To select fixed income securities for the Fund, the Adviser generally:

o Reviews the maturity, rating (e.g., by Standard & Poor's, Moody's or a similar rating agency) and yield of a debt security, both independently and in relation to the Fund's current portfolio;
o Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and
o Seeks to purchase debt securities that the Adviser believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the Fund); and (ii) offer opportunities for price appreciation.

The Fund may sell fixed income securities when the Adviser believes that they no longer represent attractive values, or no longer fit the desired mix of securities for the Fund. The Fund may also sell fixed income securities when the Adviser believes other opportunities are more attractive, or when the Adviser wishes to reduce the percentage of fixed income securities in the Fund's portfolio.

     The Fund may purchase fixed income securities of any credit quality. Accordingly, the Fund may hold debt securities that receive the highest ratings from Moody's, Standard & Poor's or a similar rating agency, or lower rated debt instruments, such as junk bonds. The Fund may also purchase fixed income securities issued by any size company, municipality or government body, without limitation.

     Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

     Non-Diversified Fund. The Fund is a "non-diversified" investment company. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

     Portfolio Turnover. Although the Fund's strategy emphasizes longer-term investments that typically result in portfolio turnover less than 100%, the Fund may, from time to time, have a higher portfolio turnover when the Adviser's implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading. Since the Fund's trades cost the Fund a brokerage commission, high portfolio turnover may have a significant adverse impact on the Fund's performance. In addition, because sales of securities in the Fund's portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders.
                                             ___________________________________
                                             "Portfolio  Turnover"  is  a  ratio
                                             that   indicates   how   often  the
                                             securities   in  a  mutual   fund's
                                             portfolio  change  during  a year's
                                             time.  In general,  higher  numbers
                                             indicate   a   greater   number  of
                                             changes, and lower numbers indicate
                                             a  smaller   number   of   changes.
                                             ___________________________________

     Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle.

                    Principal Risks of Investing in the Fund

     All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

o Market risk - Stock prices are volatile. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company's own unique prospects. In a recession or in a bear market, most stock mutual funds will likely lose money for extended periods, until the recession or bear market is over. Since the stock market typically enters a bear market every 3-4 years, investors should understand that the Fund's value may decline from time to time.
o Interest rate risk - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.
o Management style risk - Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund may invest in "value" stocks (stocks that the Adviser believes are undervalued), the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., "growth" stocks selected for growth potential), or that have a broader investment style.
o Business and sector risk - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, economic or market factors; regulation or deregulation; and technological or other developments may negatively impact all companies in a particular industry. To the extent the Fund invests heavily in a particular industry that experiences such a negative impact, the Fund's portfolio will be adversely affected.
o Small company risk - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

o Non-diversified fund risk - In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, so it may hold a smaller number of securities than a diversified fund. When a non-diversified fund holds a small number of securities, it is subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities.
o Bond interest rate risk - In general, bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.
o Credit risk - Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds. These sorts of "credit risks," reflected in the credit ratings assigned to bond issues by companies like Moody's or Standard & Poor's, may cause the price of an issuer's bond to decline and may affect liquidity for the security. Normally, bonds with lower credit ratings will have higher yields than bonds with the highest credit ratings, reflecting the relatively greater risk of bonds with lower credit ratings.

                                Past Performance

     The Fund is a new investment company that began operations in _____________ 2003, so performance information is not yet available. However, you may request a copy of the Fund's Annual and Semi-Annual Reports once they become available, at no charge, by calling the Fund.

                          Fees and Expenses of the Fund

     The following table is designed to help you understand the expenses paid by shareholders in the Fund. Since the Fund is newly organized, we based the expense information on estimated expenses for the first year. Actual expenses may be different from those shown. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                        Shareholder Transaction Expenses
                        --------------------------------

        Sales load ................................................ None
        Redemption Fees (as a % of amount redeemed)................ 1.00%^1
        Exchange Fees.............................................. None

                         Annual Fund Operating Expenses
                         ------------------------------
                    (expenses that are deducted from assets)

       Management Fees............................................. 1.25%
        Distribution and/or Service (12b-1) Fees .................. 0.25%
       Other Expenses.............................................. 0.75%
                                                                    ----
       Total Fund Operating Expenses............................... 2.25%^2
                                                                    ====

^1 The redemption fee ("Redemption Fee") is charged upon any redemption of Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. The Redemption Fee does not apply to shares purchased by reinvesting dividends.

^2 The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1
Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending ___________. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

Example
-------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return the year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year                       3 years
                   ------                       -------
                    $228                         $703


                              Financial Highlights

     The  Fund  began  operations  in  ________  2003,  so  historic   financial
information is not yet available.

                          Management and Administration

     Investment Adviser. Van Den Berg Management, Inc. (d/b/a Century Management) (the "Adviser") serves as the Fund's investment adviser who manages the investments in the Fund's portfolio. The Adviser's principal office is located at 1301 Capital of Texas Highway B-228, Austin, Texas 78746.

     The Adviser has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund, under which the Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Fund's Board of Trustees. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending ___________. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

     The Adviser is controlled by Arnold Van Den Berg, who owns a controlling interest in the Adviser. Mr. Van Den Berg also serves as the Chairman of the Board of Trustees that oversees the management and administration of the Fund. Mr. Van Den Berg founded the Adviser in 1974, and has worked in the investment management business for over 30 years.

     Mr. Van Den Berg and James Brilliant, a Vice President and Senior Research Analyst for the Adviser, serve as the portfolio managers for the Fund. Mr. Brilliant is a Chartered Financial Analyst (CFA) and has been employed by the Adviser since 1986. Mr. Brilliant has more than 15 years of investment management and financial analysis experience.

     Board of Trustees. The Fund is a series of the Century Management Family of Funds, an open-end management investment company organized as an Delaware business trust on November 22, 2002. The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.

     Administrator. The Nottingham Company (the "Administrator") serves as the Fund's administrator, assist in the coordination of the services of the Fund's vendors, and provides the Fund with other necessary administrative, fund accounting and compliance services.

     Transfer Agent. NC Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

     Custodian. Wachovia Bank, N.A. (the "Custodian") serves as the custodian of the Fund's securities.

     Distributor and Distribution of Shares. Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940 (the "1940 Act"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

     The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser or the Administrator, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

                              Investing in the Fund

     Minimum Initial Investment. The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment for the Fund is generally $100,000 for regular or IRA accounts. Notwithstanding the foregoing, the Fund's Trustees and officers, the Adviser's investment management clients, personnel, officers, directors and employees, and their respective immediate family members may open a regular account in the Fund with a minimum initial investment of $5,000, and an IRA account with a minimum initial investment of $1,000. The Fund may, at the Adviser's sole discretion, accept accounts with less than the minimum investment.

     Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

     In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

     Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

                                Purchasing Shares

     The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. Orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

     Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Century Management Fund" to:

                    Century Management Family of Funds
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

     If checks are returned due to insufficient funds or other reasons, the purchase will be cancelled. The Fund will charge the prospective investor a $20 fee for the cancelled check and may redeem shares of the Fund already owned by the prospective investor or another identically registered account to recover any such losses. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, the Administrator, and the Transfer Agent in connection with respect to any cancelled check.

     Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 1-800-_______, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                    Wachovia Bank, N.A.
                    Charlotte, North Carolina
                    ABA # 053000219
                    For the: Century Management Fund
                    Acct. # _______________
                    For further credit to (name and SSN or TIN)

     Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment for any account is $1,000. Before adding funds by bank wire, please call the Fund at 1-800-__________ and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser's sole discretion, accept additional investments for less than the minimum additional investment.

     Automatic Investment Plan. Shareholders who have met the Fund's minimum investment criteria may participate in the Fund's automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

     Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Adviser to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Adviser, be limited by the Fund's refusal to accept further purchase orders from an investor, after providing the investor with 60-days' prior notice.

                                Redeeming Shares

     Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                    Century Management Family of Funds
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

     Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling 1-800-____ ; provided that you confirm your telephone instructions later in writing. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-__________). The confirmation instructions must include:

     (1)  Name of Fund;
     (2)  Shareholder name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions  for transmittal of redemption  funds to the shareholder;
          and
     (5) Shareholder signature(s) as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Wire transfers are subject to a $10.00 transaction fee imposed by the Custodian that will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to insure instructions are genuine.

     Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder's account if, as a result of redemptions or transfers (but not required IRA distributions), the account's balance falls below the minimum initial investment required for your type of account (see "Minimum Initial Investment" above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a sixty (60) day cure period then the Fund may, at its discretion, liquidate the account.

     Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind. However, the Fund reserves the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Fund and the remaining shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

     Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

     Fees on Redemptions. As explained under "Fees and Expenses," the Fund charges a Redemption Fee of 1.00% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. The Redemption Fee does not apply to shares purchased by reinvesting dividends. In addition, investors may also be charged a fee by a broker or agent if shares are redeemed through a broker or agent.


             Additional Information About Purchases and Redemptions

     Telephone Purchases by Securities Firms. Brokerage firms that are NASD members may telephone the Transfer Agent at 1-800-____________ and buy shares for investors who have investments in the Fund through the brokerage firm's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund, the Distributor nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to follow these established procedures, they may be liable. The Fund may modify or terminate these telephone privileges at any time.

     Miscellaneous. The Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; (ii) refuse any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared; and (iii) suspend its offering of shares at any time.

                                  Distributions

     The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.

                                  Federal Taxes

     Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains are taxable to non-tax-exempt investors as ordinary income. Distributions made from the Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long the shareholder has owned the shares. The Fund will provide its shareholders with a written notice as to the amounts of any dividends or capital gains distributions no later than 60 days after the close of the calendar year. If you redeem shares of the Fund you will have a short or long-term capital gain or loss depending upon the amount of time you owned the shares.

     Shareholders are urged to consult their tax advisors as to the particular tax consequences of the acquisition, ownership and disposition of shares of the Fund, including the applicability of state, local, and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Also, a Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission. This Statement (which is incorporated in its entirety by reference in this Prospectus) contains more detailed information about the Fund.

The Fund's annual and semi-annual reports and the Fund's Statement of Additional Information are available without charge upon written request to Van Den Berg Management, Inc. d/b/a Century Management, 1301 Capital of Texas Highway B-228, Austin, Texas 78746 or by calling us at 1-800-_______________.

You can also review or obtain copies of these reports by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by sending your request and a duplicating fee to the Public Reference Room Section of the Commission, Washington, DC 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Reports and other information about the Fund can also be viewed online on the Commission's Internet site at http://www.sec.gov.

Century Management Family of Funds Investment Act File Number:
811-21260

INVESTMENT ADVISER:
Van Den Berg Management, Inc. d/b/a
Century Management
1301 Capital of Texas Highway B-228
Austin, Texas  78746

TRANSFER AGENT:
NC Shareholder Services, Inc.
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina  27803

ADMINISTRATOR:
The Nottingham Company
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina  27803

CUSTODIAN:
Wachovia Bank, N.A.
123 South Broad  Street,
Institutional  Custody - PA4942,
Philadelphia,  Pennsylvania  19109

INDEPENDENT AUDITOR:
Ernst & Young

LEGAL COUNSEL:
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia  30309

                             Century Management Fund
                                     of the
                       Century Management Family of Funds

                       1301 Capital of Texas Highway B-228
                               Austin, Texas 78746

                       STATEMENT OF ADDITIONAL INFORMATION

                                January ___, 2003

     The Century Management Fund (the "Fund") is the sole series of the Century Management Family of Funds (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") as required by the Investment Company Act of 1940 (the "1940 Act").

     This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Fund's prospectus dated January __, 2003, as the same may be amended from time to time (the "Prospectus"). Copies of the Prospectus may be obtained, without charge, by calling the Fund at 1-800-____________ or writing to Van Den Berg Management, Inc. d/b/a Century Management ("Century Management"), the Fund's investment adviser (the "Adviser") at the following address:

             Van Den Berg Management, Inc. d/b/a Century Management
                       1301 Capital of Texas Highway B-228
                               Austin, Texas 78746

     The Fund will issue an annual report (the "Annual Report") after the end of each fiscal year which will include a report from the Fund's management on the Fund's operation and performance, and audited financial statements for the Fund. As a newly organized investment company, the Fund has not yet issued an Annual Report. The Fund's Annual Report will be included with the SAI once its initial fiscal year is completed and the Annual Report has been prepared. This SAI incorporates by reference information in the Fund's Annual Report when it is available. Once available, additional copies of the Annual Report may be requested, without charge, by contacting the Fund at the toll free number above or by writing to the Adviser at the address above.

                       CENTURY MANAGEMENT FAMILY OF FUNDS


                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES AND RISKS......................................1
    General Investment Risks...................................................1
    Equity Securities..........................................................1
    Investments in Small-Cap Companies.........................................1
    Companies with Unusual Valuations based on Many Traditional Methods........1
    Foreign Securities.........................................................2
    Convertible Securities.....................................................2
    Real Estate Securities.....................................................2
    Corporate Debt Securities..................................................3
    Money Market Instruments...................................................3
    U.S. Government Securities.................................................3
    Repurchase Agreements......................................................4
    Reverse Repurchase Agreements..............................................4
    Illiquid Investments.......................................................4
    Restricted Securities......................................................4
    Options....................................................................4
    Futures Contracts..........................................................5
    Forward Commitment & When-Issued Securities................................8
    Lack of Diversification....................................................8
    Temporary Defensive Positions..............................................9

INVESTMENT RESTRICTIONS........................................................9
    Fundamental Restrictions...................................................9
    Non-Fundamental Restrictions..............................................10

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION...............................10
    Brokerage Selection.......................................................11
    Aggregated Trades.........................................................12
    Portfolio Turnover........................................................12

DESCRIPTION OF THE TRUST......................................................12

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS........................13
    Trustees and Officers.....................................................13
    Trustee Standing Committees...............................................14
    Beneficial Equity Ownership Information...................................14
    Approval of the Investment Advisory Agreement.............................15
    Compensation..............................................................15
    Principal Holders of Voting Securities....................................16

MANAGEMENT AND ADMINISTRATION.................................................16
    Investment Adviser........................................................16
    Administrator.............................................................17
    Transfer Agent............................................................17
    Distributor...............................................................18
    Custodian.................................................................18
    Independent Auditors......................................................18
    Legal Counsel.............................................................18

CODE OF ETHICS................................................................19

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES.......................19
    Purchases.................................................................19
    Redemptions...............................................................19
    Additional Information....................................................20

NET ASSET VALUE...............................................................21

ADDITIONAL TAX INFORMATION....................................................22

ADDITIONAL INFORMATION ON PERFORMANCE.........................................23
    Lipper Analytical Services, Inc...........................................25
    Morningstar, Inc..........................................................25

FINANCIAL STATEMENTS..........................................................27

APPENDIX A....................................................................28
    DESCRIPTION OF RATINGS....................................................28

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The Century Management Family of Funds (the "Trust") was organized on November 22, 2002 as a Delaware business trust. The sole series of shares of the Trust is the Century Management Fund (the "Fund"), an open end management investment company. The following policies supplement the description of the Fund's investment objective and policies in the Fund's Prospectus. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for certain securities in which the Fund may invest.

     General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in the Prospectus and this SAI.

     Equity Securities. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

     Investments in Small-Cap Companies. The Fund may invest a significant portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund's investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

     Companies with Unusual Valuations based on Many Traditional Methods. The Fund may invest in securities of companies whose market prices grow and very quickly reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

     Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in these securities are accompanied by a substantial risk of loss because of the their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause the Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants' expectations regarding the potential markets, revenues, income or profitability for these types of companies.

     Foreign Securities. The Fund may invest directly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

     American Deposition Receipts ("ADRs") provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Convertible Securities. Although the equity investments of the Fund consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, the Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

     Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

     Corporate Debt Securities. The Fund's fixed income investments may include corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Services ("S&P's"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Adviser's opinion. In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P's, Fitch, or D&P may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P's, Fitch or D&P are generally considered speculative and subject to significant risks of non payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P's, Fitch, and D&P are contained in this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

     Money Market Instruments. The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's
Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P, Fitch, or D&P, or if not rated, of equivalent quality in the Adviser's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

     U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

     Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

     Reverse Repurchase Agreements. The Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust ("Trustees"), the Adviser determines the liquidity of the Fund's investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

     Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     Options. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

     Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

     If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their initial and variation margin deposits.

     The Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

     By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

     Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

     The Fund will write options only on futures contracts that are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

     Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

     Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

     The purchase of put options on futures contracts may be used as a means of hedging the Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund's portfolio against a market advance when the Fund is not fully invested.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

     Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

     Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

     Short Sales of Securities. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

     In addition, the Fund may make short sales "against the box" i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

     Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

     The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

     Lack of Diversification. The Fund is a non-diversified Fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

     Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

     Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

                             INVESTMENT RESTRICTIONS

     Fundamental Restrictions. The Fund has adopted the following "fundamental restrictions," which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

     As a matter of fundamental policy, the Fund may not:

     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

     2. Issue senior securities, except as permitted by the 1940 Act.

     3. Borrow money, except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     4. Pledge,  mortgage  or   hypothecate  its  assets,  except to the  extent
necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     5. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

     6. Make investments for the purpose of exercising control or management over a portfolio company;

     7. Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

     8. Make loans, provided that the Fund may lend its portfolio securities, and provided further that, for purposes of this restriction, investment in Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan; and

     9. Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities), and

     10. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     Non-Fundamental Restrictions. The Fund has also adopted the following non-fundamental investment restrictions, which may be changed by the Board of Trustees at their discretion.

     As a matter of non-fundamental policy, the Fund may not:

     1. Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs;

     2. Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; and

     3. Invest more than 25% of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

     With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     Subject to the general supervision of the Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Adviser shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Fund (the "Advisory Agreement"), which is described in detail under "Management and Administration - Investment Adviser." The Adviser serves as investment adviser for a number of client accounts, including the Fund. Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser.

     Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Adviser's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. Consistent with the Rules of Fair Practice of the National Association Securities Dealers ("NASD") and such other policies as the Board of Directors may determine, the Fund may also consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

     The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

     The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

     Aggregated Trades. While investment decisions for the Fund are made independently of the Adviser's other client accounts, the Adviser's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

     Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

                            DESCRIPTION OF THE TRUST

     The Trust, which is a business trust organized under Delaware law on November 22, 2002, is an open-end management investment company. The Trust's Trust Instrument ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently offers only one series of shares, the Century Management Fund. The number of shares in the Trust shall be unlimited. When issued for payment as described in the Prospectus and this SAI, shares of Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

     In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

     Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

     The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

         The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

             BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

     The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

     Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

--------------------------- ------------------------- ------- ----------------------------------- --------- -----------------------
  Name, Address and Age      Position(s) Held Trust   Length       Principal Occupation(s)        Number      Other Directorships
                                                      of             During Past 5 Years          of
                                                      Service                                     Funds
                                                                                                  Overseen
--------------------------- ------------------------- ------- ----------------------------------- --------- -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------- ------------------------- ------- ----------------------------------- --------- -----------------------
                            Trustee                                                                  1
--------------------------- ------------------------- ------- ----------------------------------- --------- -----------------------
                            Trustee                                                                  1
--------------------------- ------------------------- ------- ----------------------------------- --------- -----------------------
                            Trustee                                                                  1
--------------------------- ------------------------- ------- ----------------------------------- --------- -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustees and Officers
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------- ------------------------- ------- ----------------------------------- --------- -----------------------
Arnold Van Den Berg (__)    Trustee, Chairman,        Since 2002    Mr.  Van  Den  Berg  is  the     1      None
1301 Capital of Texas       President                               founder  and   President  of
Highway B-228                                                       the  Adviser.  He has been a
Austin, Texas  78746                                                portfolio  manager  for  the
                                                                    Adviser since 1974.
--------------------------- ------------------------- ------------- ----------------------------- --------- -----------------------
James D. Brilliant (__)     Trustee, Treasurer        Since 2002    Mr.    Brilliant   is   Vice     1      None
1301 Capital of Texas                                               President   and   a   senior
Highway B-228                                                       portfolio   manager  of  the
Austin, Texas  78746                                                Adviser.  He has  been  with
                                                                    the Adviser since 1986,  and
                                                                    a    Chartered     Financial
                                                                    Analyst (CFA).
--------------------------- ------------------------- ------------- ----------------------------- --------- -----------------------
Scott Van Den Berg (__)     Trustee, Secretary        Since 2002    Mr.  Van  Den  Berg  is Vice     1      None
1301 Capital of Texas                                               President   of  the  Adviser
Highway B-228                                                       and has  been  with the firm
Austin, Texas  78746                                                since   1992.    He   is   a
                                                                    Certified  Financial Planner
                                                                    (CFP)   and    a   Chartered
                                                                    Retirement  Plan  Specialist
                                                                    (CRPS).
--------------------------- ------------------------- ------------- ----------------------------- --------- -----------------------

     Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee meets only as necessary.

     Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2001 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

------------------------------- -------------------------------------- --------------------------------------------
       Name of Trustee          Dollar Range of Equity Securities in        Aggregate Dollar Range of Equity
                                              the Fund                        Securities in All Registered
                                                                              Investment Companies Overseen
                                                                                 By Trustee in Family of
                                                                                  Investment Companies
------------------------------- -------------------------------------- --------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                              Independent Trustees
-------------------------------------------------------------------------------------------------------------------

------------------------------- -------------------------------------- --------------------------------------------

------------------------------- -------------------------------------- --------------------------------------------

------------------------------- -------------------------------------- --------------------------------------------

------------------------------- -------------------------------------- --------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                               Interested Trustees
-------------------------------------------------------------------------------------------------------------------
------------------------------- -------------------------------------- --------------------------------------------
Arnold Van Den Berg
------------------------------- -------------------------------------- --------------------------------------------
James D. Brilliant
------------------------------- -------------------------------------- --------------------------------------------
Scott Van Den Berg
------------------------------- -------------------------------------- --------------------------------------------

     Approval of the Investment Advisory Agreement. As discussed in the "Investment Adviser" section below, the Trustees must specifically approve the Advisory Agreement and its renewal and continuance. In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Adviser relating to the Adviser and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund's other service providers.

     In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Adviser; (ii) the Adviser's personnel and methods of operating, (iii) overall expenses of the Fund (taking into consideration the Expense Limitation Agreement between the Fund and the Adviser); (iv) the financial condition of the Adviser; and (v) the Adviser's investment strategy for the Fund.

     Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees to be paid to the Adviser under the Advisory Agreement and the Fund's expense ratio as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Adviser's proposed services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to enter into the Advisory Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Adviser, unanimously approved the Advisory Agreement for the Fund for an initial two year period.

     Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Disinterested Trustees receive $______ per meeting attended in person and $_____ per meeting attended by telephone. The Trust reimburses each Trustee for his or her travel and other expenses relating to attendance at such meetings.

----------------------------- ----------------- ------------------------- ----------------- -------------------------
Name of Trustee                  Aggregate       Pension or Retirement       Estimated      Total Compensation From
                                Compensation      Benefits Accrued As     Annual Benefits        Fund and Fund
                               From the Fund     Part of Fund Expenses    Upon Retirement       Complex Paid to
                                                                                                   Trustees*
----------------------------- ----------------- ------------------------- ----------------- -------------------------
---------------------------------------------------------------------------------------------------------------------
                              Independent Trustees
---------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------- ------------------------ ------------------ -------------------------

----------------------------- ----------------- ------------------------ ------------------ -------------------------

----------------------------- ----------------- ------------------------ ------------------ -------------------------

----------------------------- ----------------- ------------------------ ------------------ -------------------------

---------------------------------------------------------------------------------------------------------------------
                               Interested Trustees
---------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Arnold Van Den Berg                 None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------
James D. Brilliant                  None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Scott Van Den Berg                  None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------

     Principal Holders of Voting Securities. As of _________, 2003, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 100% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of ________________, 2003.

Name and Address                                    Amount and Nature
of Beneficial Owner                                 of Beneficial Ownership
-------------------                                 -----------------------

[Century Management Pension Plan]                   100%


                          MANAGEMENT AND ADMINISTRATION

     Investment Adviser. Information about the Adviser, Van Den Berg Management, Inc. d/b/a Century Management, 1301 Capital of Texas Highway B-228, Austin, Texas 78746, and its duties and compensation as Adviser is contained in the Prospectus. The Adviser supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

     The Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Arnold Van Den Berg (President and a senior portfolio manager of the Adviser) and James D. Brilliant (Vice President and a senior portfolio manager of the Adviser) are responsible for the day-to-day management of the Fund's portfolio.

     Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

     The Adviser will receive a monthly management fee equal to an annual rate of 1.25% the Fund's net assets. In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending ___________. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

     Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator will receive an administration fee at the following annual rates: on the first $___ million of the Fund's net assets, _____%; on the next $__ million, _______%; on all assets over $____ million, _____%, with a minimum administration fee of $____ per month. In addition, the Administrator will receive a monthly fund accounting fee of $_____ and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum annual fee of $4,800 plus transaction fees. The Administrator will also charge the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

     The Administrator will perform the following services for the Fund: (1) procure on behalf of the Trust, and coordinate with, the custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assist or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assist in the preparation of and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission ("SEC")and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

     Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent will be compensated for its services based upon a $__ fee per shareholder per year, subject to a minimum fee of $______ per month, plus $___ per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

     Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

     The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act (see "Management of the Fund - Distribution Plan" in the Prospectus). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

     Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

     Under the Plan the Fund may expend up to 0.25% of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Fund's average annual net asset value.

     Custodian. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

     Independent Auditors. The Trustees have selected the firm of Ernst & Young, [ADDRESS] to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

     Independent auditors will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

     Legal Counsel. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.

                                 CODE OF ETHICS

     The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust and the Adviser to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

             PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

     Purchases. Reference is made to "Purchasing Shares" in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. The Prospectus also describes the Fund's automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

     Pricing of Orders. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net asset value is normally determined at 4:00 p.m. Eastern time, as described under "Net Asset Value" below.

     Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

     Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

     Share Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

     Redemptions. Reference is made to "Redeeming Shares" in the Prospectus for more information concerning how to purchase shares. Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes the Fund's policy regarding accounts that fall below the Fund's required minimums, redemptions in kind, signature guarantees and other information about the Fund's redemption policies. The following information supplements the information regarding share redemptions in the
Prospectus:

     Suspension of Redemption Privileges and Postponement of Payment. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC
(ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

     Involuntary Redemptions. In addition to the situations described in the Prospectus under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

     Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Fund at 1-800-__________.

     Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at Century Management Family of Funds c/o N.C. Shareholder Services, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

     Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

     Plan under Rule 12b-1. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for the Fund (see "Distribution of the Fund's Shares" in the Prospectus). Under the Distribution Plan, the Fund may pay for services related to the distribution of shares of the Fund with up to 0.25% of the Fund's assets on an annual basis. The Trustees will take into account the expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of renewal of the Distribution Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares.

     Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as NASD. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

                                 NET ASSET VALUE

     The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of
July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Fund will not be calculated.

     In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

     Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

     o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

     o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

     o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

     o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

     o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Fund and the allocable portion of any general assets are conclusive.

                           ADDITIONAL TAX INFORMATION

     The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

     The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"). The Fund intends to qualify and to remain qualified as a regulated investment company. To so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends; interest; payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies; and other income derived with respect to the Fund's business of investing in such stock, securities, or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

     An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

     The Fund will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that upon the sale of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent that the shareholder received a capital gain dividend distribution with respect to the shares.

     A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 30% for 2002) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

     Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

     Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

     Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty or the non-U.S.
shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

     The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.

                      ADDITIONAL INFORMATION ON PERFORMANCE

     From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering

"average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

     The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:
                                  P(1+T)^n = ERV

Where  P = a hypothetical  initial  payment of $1,000
       T = average annual total return
       n = number of years
       ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:
                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

     The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Russell 3000, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also measure its performance against the S&P 500 Index, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Adviser. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

     The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

     As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                              FINANCIAL STATEMENTS

     The audited statement of Assets and Liabilities as of __________, 2003 for the Fund is included below.


[Statement of Assets and Liabilities attached here]

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

     The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality "investment grade" ("Investment-Grade Debt Securities") or of lower quality with significant risk characteristics (e.g., "junk bonds"). The various ratings used by the nationally recognized securities rating services are described below.

     A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness
of  an  issuer.   Consequently,   the  Adviser  believes  that  the  quality  of
Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds. Generally, securities with any of these four ratings are deemed to be Investment-Grade Debt Securities by the
Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, they also may have significant repayment risk or major risk exposures in adverse conditions.

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

     The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Debt that is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

     Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds that are rated Ba, B, Caa, Ca or C by Moody's are not considered Investment-Grade Debt Securities by the Adviser. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

     Bonds that are rated B generally have significant speculative characteristics. Assurance of interest and principal payments or maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor credit quality. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity is maintained.

     The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

     Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

     BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

     Bonds rated BB, B and CCC by D&P generally are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

     The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are generally deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

     Bonds rated BB, B and CCC by Fitch are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

     The  following  summarizes  the  three  highest  ratings  used by Fitch for
short-term  notes,   municipal  notes,  variable  rate  demand  instruments  and commercial paper:

     F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

     While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between "Investment-Grade Debt Securities" and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests. Accordingly, the Fund's portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23.  Exhibits

     (a)  Agreement and Declaration of Trust ("Trust Instrument").

     (b)  Bylaws.

     (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

     (d) Investment Advisory Agreement between the Registrant and Century Management (the "Adviser") for the Century Management Fund.*

     (e) Distribution Agreement between the Registrant and Capital Investment Group, Inc., (the "Distributor") for the Century Management Fund.*

     (f)  Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, NA.*

     (g)(2) Individual Custodian Agreement between the Registrant and Wachovia Bank, NA, as Custodian for the Century Management Fund.*

     (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company, Inc., as Administrator.*

     (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as Transfer Agent.*

     (h)(3) Expense Limitation Agreement between the Registrant and the Adviser for the Century Management Fund.*

     (i) Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Century Management Fund.*

     (j)  Consent of Independent Auditor.*

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m) Distribution Plan pursuant to Rule 12b-1 for the Century Management Fund.*

     (n)  Balance Sheet of the Century Management Fund dated ___________.*

     (l)  Initial Subscription Agreement.*

     (p)  Code of Ethics for the Registrant.*

     (q)  Copy of Powers of Attorney.*

     * To be filed by amendment.


ITEM 24.  Persons Controlled by or Under Common Control with the Registrant

     No person is controlled by or under common control with the Registrant.


ITEM 25.  Indemnification

     Under Delaware law, Section 3817 of the Treatment of Delaware Business Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

     Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Section 3. Indemnification.

          (a)  Subject to the exceptions and limitations contained in Subsection
b) below:

               (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

               (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys , fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

          (e)  Any  repeal  or   modification   of  this   Article  VII  by  the
Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Adviser's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26.  Business and other Connections of the Investment Adviser

     The description of the Adviser is found under the caption of "Management and Administration - Investment Adviser" in the Prospectus and under the caption "Management and Administration - Investment Adviser" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser provides investment advisory services to other persons or entities other than the registrant. The directors and officers of the Adviser have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures (other than those resulting from their roles as officers and directors of the Adviser).


ITEM 27.  Principal Underwriter

     (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Franklin Street Core Equity Fund, WST Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, and The Hillman Total Return Fund.

     (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, N.C. 276222, (919) 831-2370.

     (1)                            (2)                           (3)
                            Position and Offices          Positions and Offices
     Name                     with Underwriter               with Registrant
     ----                     ----------------               ---------------

Richard K. Bryant                 President                       None

E.O. Edgerton, Jr.             Vice President                     None

Delia Zimmerman                  Secretary                        None

Con T. McDonald           Assistant Vice-President                None

W. Harold Eddins, Jr.     Assistant Vice-President                None

Richard S. Battle         Assistant Vice-President                None

     (c) Not applicable.


ITEM 28.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 1301 Capital of Texas Highway B-228, Austin, Texas 78746, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian (Wachovia Bank, NA 123 South Broad Street, Philadelphia, Pennsylvania 19109), Transfer Agent (NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or Administrator (The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069).


ITEM 29.  Management Services

     None.

ITEM 30.  Undertakings

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Austin, and State of Texas on this 27th day of November 2002.

                                    CENTURY MANAGEMENT FAMILY OF FUNDS

                                    By: /s/ Scott Van Den Berg
                                        Scott Van Den Berg, Secretary


     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


                              /s/ Arnold Van Den Berg          11/27/2002
                              _____________________________    __________
                              Arnold Van Den Berg, Trustee     Date